Fair Value of Foreign Currency Contracts Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Assets-Fair Value	$ 154	[1]	$ 40	[1]
Liabilities-Fair Value	10	[1]
Foreign Exchange Contract
Derivative [Line Items]
Assets-Notional U.S. Dollar Equivalent	20,510		17,000
Assets-Fair Value	154		40
Liabilities-Notional U.S. Dollar Equivalent	1,448
Liabilities-Fair Value	$ 10

[1]	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.